Vessels, Net	6 Months Ended
Jun. 30, 2016
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Cost:
Beginning balance	201,684	-
- Additions	-	201,684
Ending balance	201,684	201,684

Accumulated depreciation:
Beginning balance	(1,844)	-
- Additions	(4,185)	(1,844)
Ending balance	(6,029)	(1,844)

Net book value	195,655	199,840

All vessels are mortgaged to secured loans (Note 7).